RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

On June 18, 2018, the Company cancelled all 20,000,000 shares of its issued and outstanding stock, which were contributed by the Company’s then shareholders, James Cassidy and James McKillop, at no cost to the Company, and issued 4,405,000, shares of common stock pursuant to Section 4(a)(2) of the Securities Act of 1933 at par representing 100% of the total outstanding common stock. All shares were sold to related parties at par value of $0.0001 for total cash proceeds of $440.

During the nine months ended September 30, 2018, a related party advanced the Company $2,635 to pay for certain operating expenses. The advances are unsecured, non-interest bearing and due on demand.

During the quarter ended September 30, 2018, the Company made a related party sale of $163,980, with related party cost of revenue of $129,636. The sale was processed through EME, LLC. EME, LLC is owned by Mark Palumba, CEO, and was the company previously fulfilling these orders. This sale was a onetime occurrence.